DIAMOND INFORMATION INSTITUTE, INC.

August 28, 2008

H. Christopher Owings, Assistant Director
United States
Securities and Exchange Commission
100 F. Street, N.W.
Mail Stop 3561
Washington, D.C. 20549-3561

RE:	Diamond Information Institute, Inc.
Your Letter of August 21, 2008
Amendment No. 3 to Registration Statement on Form S-1
Filed August 8, 2008
File No. 333-149978

Dear Mr. H. Christopher Owing

     This correspondence is in response to your letter dated August 21, 2008 in reference to our filing of the Registration Statement on Form S-1 Filed August 8, 2008 on the behalf of Diamond Information Institute, Inc., File No. 333-149978.

Financial Statements, page F-1

1.
Please update your financial statements as required by Rule 8-08 of Regulation S-X. In addition to updating the financial statements please update the notes to the financial statements. Reference is made to Rule 10-01(a)(5) of Regulation S-X.

Answer: We have updated our financial statements in the amended S-1 registration statement as required by Rule 8-08 of Regulation S-X.

In connection with the response to your comments, Diamond Information Institute, Inc. (the “Company”) acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in filings;

•	Staff Comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We believe that our response addresses all of your concerns.  If you have any additional questions, please do not hesitate to contact the undersigned at 973-227-3230 or our counsel at 619-704-1310.

Sincerely,

/s/ Berge Abajian
Berge Abajian
Chief Executive Officer
Diamond Information Institute

Cc:       Donald J. Stoecklein, Esq.
Stoecklein Law Group